CALVERT MANAGEMENT SERIES

1825 Connecticut Avenue NW, Suite 400

Washington, DC  20009

Telephone:  (800) 368-2745

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 002-69565) certifies (a) that the form of prospectus and statement of additional information dated October 3, 2017 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 90 (“Amendment No. 90”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 90 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001899) on October 3, 2017:

Calvert Ultra-Short Duration Income NextShares

CALVERT MANAGEMENT SERIES

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  October 10, 2017